Costs and expenses by nature (Details) - Cost Of Sale [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Raw material, products for resale, materials and third-party services (1)	$ (22,411)	$ (22,368)	$ (21,912)
Acquisitions (including imports)	(15,332)	(16,278)	(16,198)
Crude oil	(7,717)	(9,458)	(9,358)
Oil products	(6,668)	(5,080)	(4,649)
Natural gas	(947)	(1,740)	(2,191)
Third-party services and others	(7,079)	(6,090)	(5,714)
Depreciation, depletion and amortization	(12,186)	(9,777)	(10,779)
Production taxes	(10,655)	(11,392)	(12,108)
Employee compensation	(1,783)	(1,888)	(1,690)
Inventory turnover	299	(19)	(1,946)
Total	$ (46,736)	$ (45,444)	$ (48,435)